SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2024
Summary Of Material Accounting Policies
Basis of preparation

(a) Basis of preparation

(i) Compliance with International Financial Reporting Standards as issued by the International Accounting Standards Board

The general purpose financial statements of Genetic Technologies Limited and its subsidiaries have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board and Australian equivalent International Financial Reporting Standards, as issued by the Australian Accounting Standards Board. Genetic Technologies Limited is a for-profit entity for the purpose of preparing the financial statements.

(ii) Historical cost convention

These financial statements have been prepared under the historical cost convention except for financial assets and liabilities (including derivative instruments) which are measured at fair value.

(iii) Critical accounting estimates

The preparation of financial statements requires the use of certain critical accounting estimates. It also requires Management to exercise its judgement in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are critical to the financial statements, are disclosed in Note 3.

(iv) Going concern

For the year ended June 30, 2024, the Company incurred a total comprehensive loss of A$12,033,485 (2023: A$11,650,334) and net cash outflow from operations of A$9,679,048 (2023: A$9,723,095). As at June 30, 2024, the Company held total cash and cash equivalents of A$1,020,608 and total net current assets deficiency of A$500,088.

On July 26, 2024 the Company announced that it was restructuring its operating model in order to significantly reduce ongoing operating losses and cash outflows. As part of the restructure the Company will be transitioning to a capital light operating model under which activities such as R&D and new product development, IP creation, laboratory testing, and the introduction of predictive genetic testing products that previously had been carried out in-house, would be variously ceased, outsourced and/or undertaken through partnering. Going forward the focus of the Company would be on growing revenues in its EasyDNA and AffinityDNA business, and commercialization of geneType in the U.S. through strategic partnerships.

The company expects to continue to incur losses and cash outflows for the foreseeable future as it continues to invest resources in research and development activities for geneType risk assessment tests and to invest in the commercialization activities for geneType, EasyDNA and AffinityDNA, via marketing, sales and distribution channels .

The continuing viability of the company and its ability to continue as a going concern, and meet its debts and commitments as they fall due, is dependent on the satisfactory completion of an equity raising forecast for the early part of the 2025 financial year. The Company does not currently have binding commitments from any party to subscribe for shares and any raise will be subject to maintaining active listing on the NASDAQ exchange as well as compliance with the Group’s obligations under ASX Listing Rule 7.1.

On August 23, 2024, the company received notification from The   Nasdaq Stock Market LLC that it is not in compliance with the minimum bid price requirement of Nasdaq Listing Rule 5550(a)(2) for continued listing on the Nasdaq Capital Market, since the closing bid price for the company’s American Depositary Shares (ADS) on the Nasdaq Capital Market was below US$1.00 for 30 consecutive trading days.

Under Nasdaq Listing Rule 5810(c)(3)(A), the company has a period of 180 calendar days from the date of Notification to regain compliance with the minimum bid requirement, during which time the ADS will continue to trade on the Nasdaq Capital Market. If at any time before February 19, 2025, the bid price of the ADS closes at or above US$1.00 per ADS for a minimum of 10 consecutive business days, the Company will regain compliance with the Minimum Bid Requirement.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

2. SUMMARY OF MATERIAL ACCOUNTING POLICIES (cont.)

(a) Basis of preparation (cont.)

(iv) Going concern (cont.)

Due to the uncertainty surrounding the timing, quantum or the ability to raise additional equity, there is a material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern and therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. However, the Directors believe that the Company will be successful in its equity raising endeavours, and has a strong track record in this regard, and accordingly, have prepared the financial report on a going concern basis. As such no adjustments have been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or classification of liabilities that might be necessary should the Group not be able to continue as a going concern.

(v) New standards and interpretations

  The Company has adopted all of the new or amended Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (IFRS) that are mandatory for the current reporting period.

(vi) New standards and interpretations not yet adopted

The following new/amended standard and interpretations has been issued but are not mandatory for financial years ended June 30, 2024. It has not been adopted in preparing the financial statements for the year ended June 30, 2024 and is expected to impact the Company in the period of initial application. In all cases the Company intends to apply this standard from application date as indicated below.

IFRS Reference	Title and affected standard(s)	Nature of change	Application date	Impact on initial application
IFRS 18 (issued June 2024)	Presentation and Disclosure in Financial Statements

IFRS 18 replaces IFRS 101 Presentation of Financial Statements. The standard aims to improve how entities communicate in their financial statements, with a focus on information about financial performance in the statement of profit or loss.

The standard requires income and expenses to be classified in profit or loss as one of five categories, being investing, financing, income taxes, discontinued operations and operating (which is a residual category). There are also two mandatory sub-totals:

● Operating profit or loss

● Profit or loss before financing and income taxes, which comprises operating profit or loss and all investing income and expenses

IFRS 18 introduces new disclosure requirements related to management-defined performance measures in the notes to the financial statements.

			Annual reporting periods beginning on or after 1 January 2027	The Company has not yet assessed the impacts of IFRS 18.

Principles of consolidation

(b) Principles of consolidation

(i) Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the Company and has the ability to affect those returns through its power to direct the activities of the Company. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Company.

Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

(ii) Loss of control

When the Group loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any related NCI and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

2. SUMMARY OF MATERIAL ACCOUNTING POLICIES (cont.)

Business combination	(c) Business combination The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group (Note 2(b)(i)). In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. The consideration transferred in the acquisition is measured at fair value, as are the identifiable net assets acquired unless a measurement exception applied. Any goodwill that arises is tested annually for impairment (Note 2(k)). Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities (Note 2(u)). The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss. Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.
Segment reporting	(d) Segment reporting Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.
Foreign currency translation

(e) Foreign currency translation

(i) Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the company operates (‘the functional currency’). The consolidated financial statements are presented in Australian dollar ($), which is Genetic Technologies Limited’s functional and presentation currency.

(ii) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss.

All foreign exchange gains and losses are presented in the consolidated statement of profit or loss on a net basis, within other expenses or other income, respectively.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

2. SUMMARY OF MATERIAL ACCOUNTING POLICIES (cont.)

(e) Foreign currency translation (cont.)

(iii) Group companies

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the date of that consolidated statement of financial position;

●	income and expenses for each consolidated statement of profit or loss and other comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

●	all resulting exchange differences are recognized in other comprehensive income.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

Revenue recognition

(f) Revenue recognition

Under IFRS 15, revenue is recognized based on contract with customers when performance obligations were satisfied. The following recognition criteria must also be met before revenue is recognized:

(i) Revenue from sale of goods - Genetic testing revenues

Genetype

Revenues from the provision of genetic and clinical risk testing for cancer and other serious diseases under the geneType brand are recognized at a point time when the Company has provided the customer with their test results, the single performance obligation. Invoices are usually payable within 30 days. Where consideration is received in advance of performance, it is initially recorded as contract liabilities and then revenue is recognized as the performance obligations are satisfied. Revenue is recognized where consideration for collection is probable and is above 50%. The geneType brand have more than 75% probability of being collected.

EasyDNA and AffinityDNA

Revenue from provision of genetic test direct to consumer under the EasyDNA and AffinityDNA brand is recognized at a point in time when the Company has provided the customer with their test results, the single performance obligation. Where consideration is received in advance of performance, it is initially recorded as contract liabilities and then revenue is recognized as the performance obligations are satisfied. Revenue recognized under the EasyDNA and AffinityDNA brands are mainly upfront, hence, no issue in collectability.

(ii) Revenue from services - license fees

Revenue from contracts with service providers is recognized when the contracted sales parameters are met, the single performance obligation. Revenue is recognized over time based on the higher of actual sales incurred or minimum fees requirement on a quarterly basis. The Company did not recognize or receive any license fee revenue in the current financial year. Fixed license fee revenue recognized in the prior period have been fully impaired as it is unlikely that these amounts will be recovered.

(iii) Contract liabilities

The Group recognizes contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts in its consolidated statement of financial position. Similarly, if the Group satisfies a performance obligation before it receives the consideration, the Group recognizes either a contract asset or a receivable in its consolidated statement of financial position, depending on whether something other than the passage of time is required before the consideration is due.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

2. SUMMARY OF MATERIAL ACCOUNTING POLICIES (cont.)

Other income

(g) Other income

(i) Research and development tax incentive income

The Australian government replaced the research and development tax concession with research and development (R&D) tax incentive from July 1, 2011. The R&D tax incentive applies to expenditure incurred and the use of depreciating assets in an income year commencing on or after July 1, 2011. A refundable tax offset is available to eligible companies with an annual aggregate turnover of less than A$20 million. A new legislation subsequently came into place, where for the first income year commencing on or after 1 July 2021, for companies with an aggregated turnover below A$20 million, the refundable R&D tax offset will be a premium of 18.5 percentage points above the claimant’s company tax rate.

Management has assessed the Company’s activities and expenditure to determine which are likely to be eligible under the incentive scheme. The Company accounts for the R&D tax incentive as a government grant.

(ii) Government Grants

Income from government grants is recognized in the consolidated statement of profit or loss and comprehensive income on a systematic basis over the periods in which the Company recognizes as expense the related costs for which the grants are intended to compensate in accordance with IAS 20 Accounting for Government Grants and Disclosure of Government Assistance.

The receivable for reimbursable amounts that have not been collected is reflected in trade and other receivables on our consolidated statement of financial position.

Finance income and finance costs

(h) Finance income and finance costs

The Group’s finance income and finance costs include interest income and interest expenses. Interest income or expense is recognized using the effective interest method.

Income tax

(i) Income tax

The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

2. SUMMARY OF MATERIAL ACCOUNTING POLICIES (cont.)

Leases

(j) Leases

The Group considers whether a contract is, or contains a lease. A lease is defined as ‘a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration’. To apply this definition the Company assesses whether the contract meets three key evaluations which are whether:

●	the contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Group,

●	the Company has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use, considering its rights within the defined scope of the contract,

●	the Company has the right to direct the use of the identified asset throughout the period of use. The Company assess whether it has the right to direct ‘how and for what purpose’ the asset is used throughout the period of use.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable,

●	amounts expected to be payable by the lessee under residual value guarantees,

●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and

●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Group’s incremental borrowing rate.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability,

●	any lease payments made at or before the commencement date, less any lease incentives received,

●	any initial direct costs, and

●	restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

Short-term leases and leases of low-value assets

The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

2. SUMMARY OF MATERIAL ACCOUNTING POLICIES (cont.)

Impairment of assets

(k) Impairment of assets

Non-financial asset

The Group assesses at each reporting date whether there is an indication that an asset may be impaired. If any such indication exists, the Group makes an estimate of the asset’s recoverable amount. An asset’s recoverable amount is the higher of its fair value less costs of disposal or its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or group of assets and the asset’s value-in-use cannot be estimated to be close to its fair value. In such cases, the asset is tested for impairment as part of the cash-generating unit to which it belongs. Cash generating unit is the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset or cash-generating unit is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

An assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If so, the carrying amount of the asset is increased to its recoverable amount. The increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. After such a reversal, the depreciation charge is adjusted in future periods to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life. An impairment loss in respect of goodwill is not reversed.

Financial asset

The Group records the impairment losses for financial assets as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. In calculating, the Group uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses using a provision matrix.

Cash and cash equivalents

(l) Cash and cash equivalents

For the purpose of presentation in the consolidated statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities in the consolidated statement of financial position.

Trade and other receivables	(m) Trade and other receivables Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less loss allowance.
Inventories

(n) Inventories

(i) Raw materials, work in progress and finished goods

Raw materials, work in progress and finished goods are stated at the lower of cost and net realizable value. Cost comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Costs are assigned to individual items of inventory on the basis of weighted average costs. Costs of purchased inventory are determined after deducting rebates and discounts. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

2. SUMMARY OF MATERIAL ACCOUNTING POLICIES (cont.)

Property, plant and equipment

(o) Property, plant and equipment

Property, plant and equipment is stated at historical cost less accumulated depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Depreciation is calculated using the straight-line method to allocate their cost over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

Plant and equipment	3 - 5 years
Furniture, fittings and equipment	3 - 5 years
Leasehold improvements	1 - 3 years (lease term)
Leased plant and equipment	3 years (lease term)

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (Note 2(k)).

Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in profit or loss. When assets are sold, it is Company policy to transfer any amounts included in other reserves in respect of those assets to retained earnings.

Intangible assets and goodwill

(p) Intangible assets and goodwill

(i) Goodwill

Goodwill arises on the acquisition of a business combination. Goodwill is calculated as the excess sum of:

●	the consideration transferred;

●	any non-controlling interest; and

●	the acquisition date fair value of any previously held equity interest; over the acquisition date fair value of net identifiable assets acquired.

Goodwill is not amortized. Instead, goodwill is tested annually for impairment, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Impairment losses on goodwill are taken to profit or loss and are not subsequently reversed.

Goodwill is allocated to the Group’s cash-generating units representing the lowest level at which goodwill is monitored.

(ii) Brand name and customer contracts

Brand, trademark, trade names and domain names acquired in a business combination that qualify for separate recognition are recognized as intangible assets at their fair values.

Brand, trademark, trade names and domain names are amortized on a straight-lined basis over their estimated useful lives of 5 years.

Trade and other payables

(q) Trade and other payables

Trade payables and other payables are carried at amortized cost and represent liabilities for goods and services provided to the Company prior to the end of the financial year that are unpaid and arise when the Company becomes obliged to make future payments in respect of the purchase of these goods and services. Trade payables and other payables generally have terms of between 30 and 60 days.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

2. SUMMARY OF MATERIAL ACCOUNTING POLICIES (cont.)

Provisions

(r) Provisions

Provisions for legal claims, service warranties and make good obligations are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognized for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense.

Employee benefits

(s) Employee benefits

(i) Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits, annual leave and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the consolidated statement of financial position.

(ii) Other long-term employee benefit obligations

In some countries, the Company also has liabilities for long service leave and annual leave that are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service. These obligations are therefore measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognized in general and administrative expenses in profit or loss.

The obligations are presented as current liabilities in the consolidated statement of financial position if the Company does not have an unconditional right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.

Fair value measurement

(t) Fair value measurement

When an asset or liability, financial or non-financial, is measured at fair value for recognition or disclosure purposes, the fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; and assumes that the transaction will take place either: in the principal market; or in the absence of a principal market, in the most advantageous market.

Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming they act in their economic best interests. For non-financial assets, the fair value measurement is based on its highest and best use. Valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, are used, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Assets and liabilities measured at fair value are classified into three levels, using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. Classifications are reviewed at each reporting date and transfers between levels are determined based on a reassessment of the lowest level of input that is significant to the fair value measurement.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

2. SUMMARY OF MATERIAL ACCOUNTING POLICIES (cont.)

(t) Fair value measurement

Fair value hierarchy levels 1 to 3 are based on the degree to which the fair value is observable:

●	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

●	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

●	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

For recurring and non-recurring fair value measurements, external valuers may be used when internal expertise is either not available or when the valuation is deemed to be significant. External valuers are selected based on market knowledge and reputation. Where there is a significant change in fair value of an asset or liability from one period to another, an analysis is undertaken, which includes a verification of the major inputs applied in the latest valuation and a comparison, where applicable, with external sources of data.

Contributed equity

(u) Contributed equity

Issued and paid-up capital is recognized at the fair value of the consideration received by the Company. Transaction costs arising on the issue of Ordinary Shares are recognized directly in equity as a deduction, net of tax, of the proceeds received.

Loss per share

(v) Loss per share

(i) Basic loss per share

Basic loss per share is calculated by dividing:

●	the loss attributable to owners of the Company, excluding any costs of servicing equity other than ordinary shares,

●	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year and excluding treasury shares.

(ii) Diluted loss per share

Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account:

●	after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and

●	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

On the basis of the Company’s losses, the outstanding options and performance rights as at June 30, 2024 are considered to be anti- dilutive and therefore were excluded from the diluted weighted average number of ordinary shares calculation.

Goods and services tax (GST) and other sales taxes

(w) Goods and services tax (GST) and other sales taxes

Receivables and payables are stated inclusive of the amount of GST and other sales taxes receivable or payable. The net amount of GST and other taxes recoverable from, or payable to, the taxation authority is included with other receivables or payables in the consolidated statement of financial position.

Cash flows are presented on a gross basis. The GST and other sales taxes components of cash flows arising from investing or financing activities which are recoverable from, or payable to the taxation authority, are presented as operating cash flows.

Parent entity financial information

(x) Parent entity financial information

The financial information for the parent entity, Genetic Technologies Limited, disclosed in Note 34 has been prepared on the same basis as the consolidated financial statements. Loans to subsidiaries are written down to their recoverable value as at balance date.